Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 20, 2017	Sep. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Registered amount of public offering	$ 20,000
Common stock, par value (in dollars per share)	$ 0.0001